Financial instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial instruments
21	Financial instruments

Credit risk

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The total balance exposed to credit risk at the reporting date was:

	2017	2016	2015
	(€’000)
Trade receivables	113,518	91,451	79,128
Accrued revenue	36,575	34,560	39,442
Rental and other supplier deposits	3,736	3,056	2,929
Other investments	3,693	1,942	—
Collaterized cash	4,053	3,729	4,868
Cash and cash equivalents	38,484	115,893	53,686
	200,059	250,631	180,053

The Group seeks to minimize the risk related to cash and cash equivalents by holding cash as widely as possible across multiple bank institutions. Term risk is limited to deposits of no more than two weeks. The Group monitors its cash position, including counterparty and term risk, daily.

The Group seeks to minimize the credit risk related to customers by analyzing new customers individually for creditworthiness before it begins to trade. If customers are independently rated, these ratings are used. If there is no independent rating, the credit quality of the customer is analyzed taking its financial position, past experience and other factors into account.

The Group’s largest financial asset balance exposed to credit risk is with a financial institution, one of the Company’s relationships banks, which accounts for approximately 16% of the €200.1 million total balance exposed to credit risk as at December 31, 2017.

The Group’s largest customer balance exposed to credit risk is with a customer, serviced from multiple locations under multiple service contracts, which accounts for approximately 19% of the total balance exposed to credit risk as at December 31, 2017.

The maximum credit exposure on the trade receivables is reduced by the deferred revenue balance of €80.8 million, as presented in Note 18 (2016: €70.3 million and 2015: €66.0 million).

The exposure to credit risk for trade receivables at the reporting date by geographic region was:

	2017	2016	2015
	(€’000)
UK, France, Germany and The Netherlands	88,634	71,099	62,448
Rest of Europe	23,995	19,807	16,246
Corporate	889	545	434
	113,518	91,451	79,128

The aging of trade receivables as at the reporting date was:

	2017		2016		2015
	Gross	Allowance	Gross	Allowance	Gross	Allowance
	(€’000)
Not past due	88,530	—	69,771	—	66,016	—
Past due 0–30 days	9,448	—	12,027	—	7,569	—
Past due 31–120 days	13,111	39	7,329	8	3,589	20
Past due 121 days–1 year	2,295	223	2,358	234	1,797	111
More than 1 year	725	329	324	116	349	61
	114,109	591	91,809	358	79,320	192

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2017	2016	2015
	(€’000)
Balance as at 1 January	358	192	273
Impairment loss recognized	316	285	144
Write-offs	(83)	(119)	(225)
Balance as at 31 December	591	358	192

Based on historic default rates, the Group believes that no impairment allowance is necessary in respect of trade receivables other than those that have been specifically provided for.

Liquidity risk

The following are the contractual maturities of financial liabilities, including interest payments and excluding the impact of netting agreements.

December 31, 2017

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	628,141	737,500	37,500	700,000	—
Finance lease liabilities	51,127	70,492	4,389	29,625	36,478
Mortgages	53,640	59,684	9,380	33,149	17,155
2017 Senior Secured Revolving Facility	100,000	100,000	100,000	—	—
Trade and other payables(1)	145,412	145,412	145,225	26	161
	978,320	1,113,088	296,494	762,800	53,794

December 31, 2016

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	629,327	775,000	37,500	737,500	—
Finance lease liabilities	51,718	75,394	4,346	31,904	39,144
Mortgages	54,412	60,792	12,137	28,980	19,675
Trade and other payables(1)	95,803	95,803	95,624	26	153
	831,260	1,006,989	149,607	798,410	58,972

December 31, 2015

	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 - 5 years	More than 5 years
	(€’000)
Financial liabilities
Senior Secured Notes	475,503	617,500	28,500	589,000	—
Finance lease liabilities	34,582	53,244	2,990	30,230	20,024
Mortgages	44,073	49,748	4,466	34,120	11,162
Other loans	1,605	1,629	1,629	—	—
Trade and other payables(1)	89,743	89,743	89,743	—	—
	645,506	811,864	127,328	653,350	31,186

Notes:—

(1)	The carrying amount excludes accrued interest on Senior Secured Notes and mortgages, deferred revenues and rental holidays.

Market risk

Exposure to currency risk

The following significant exchange rates applied during the year:

	Average rate			Report date mid-spot rate
	2017	2016	2015	2017	2016	2015
Euro
GBP 1	1.141	1.220	1.379	1.126	1.167	1.357
CHF 1	0.897	0.918	0.937	0.855	0.931	0.923
DKK 1	0.134	0.134	0.134	0.134	0.135	0.134
SEK 1	0.104	0.106	0.107	0.102	0.104	0.109

Sensitivity analysis

A 10% strengthening of the euro against the following currencies at December 31, would have increased (decreased) equity and profit or loss by approximately the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remained constant and was performed on the same basis for 2016 and 2015.

	Equity	Profit or loss
	(€’000)
December 31, 2017
GBP	(5,148)	(1,712)
CHF	(4,755)	(148)
DKK	(2,512)	(246)
SEK	(1,348)	(196)
December 31, 2016
GBP	(3,490)	(127)
CHF	(4,990)	(186)
DKK	(2,268)	(211)
SEK	(1,179)	38
December 31, 2015
GBP	(3,848)	(1,290)
CHF	(4,757)	(148)
DKK	(2,042)	(186)
SEK	(356)	(137)

A 10% weakening of the euro against the above currencies at December 31, would have had the equal, but opposite, effect to the amounts shown above, on the basis that all other variables remained constant.

Interest rate risk

Profile

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Carrying amount
	2017	2016	2015
	(€’000)
Fixed-rate instruments
Senior Secured Notes	628,141	629,327	475,503
Finance lease liabilities	51,127	51,718	34,582
Mortgages	4,927	5,400	5,870
Other loans	—	—	1,605
	684,195	686,445	517,560
Variable-rate instruments
Mortgages	48,713	49,012	38,203
2017 Senior Secured Revolving Facility	99,904	—	—
	148,617	49,012	38,203
	832,812	735,457	555,763

The mortgages on the PAR3 land, owned by Interxion Real Estate II Sarl, and the PAR5 land, owned by Interxion Real Estate III Sarl have variable interest rates based on EURIBOR plus an individual margin ranging from 240 to 280 basis points. The interest rates have been fixed for 75% of the principal outstanding amount for a period of ten years, which has been reflected in the table above.

Cash flow sensitivity analysis for fixed-rate instruments

The Group does not account for any fixed-rate financial assets and liabilities at fair value through profit and loss, and does not designate derivatives (interest rate swaps) as hedging instruments under a fair value hedge accounting model. A change in interest rates at the end of the reporting period would, therefore, not affect profit or loss.

Cash flow sensitivity analysis for variable rate instruments

A change of 100 basis points in interest rates payable at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remained constant.

	Profit or loss		Equity
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
	(€’000)
December 31, 2017
Variable rate instruments	(1,021)	1,021	(76)	76
December 31, 2016
Variable rate instruments	(478)	478	(84)	84
December 31, 2015
Variable rate instruments	(261)	261	(91)	91

Fair values and hierarchy

Fair values versus carrying amounts

As at December 31, 2017, the market price of the 6.00% Senior Secured Notes due 2020 was 103.552 (2016: 105.045 and 2015: 105.780). Using this market price, the fair value of the Senior Secured Notes due 2020 would have been approximately €647.0 million, compared with their nominal value of €625.0 million. As at December 31, 2016, the value of the notes was €657.0 million compared with a nominal value of €625.0 million. As at December 31, 2015 the value of the notes was €502.0 million compared with a nominal value of €475 million.

Until 2014, the Group had a financial asset carried at fair value, its investment in iStreamPlanet Inc. This investment was sold during 2015. In addition, the Group had a cash flow hedge carried at a negative fair value, to hedge the interest rate risk of part of two mortgages.

As at 31 December 2017, the fair value of all mortgages was equal to their carrying amount of €53.6 million. As of 31 December 2017, the fair value of the financial lease liabilities was €54.3 million compared with its carrying amount of €51.1 million.

As at December 31, 2017, the fair value of the conversion option in the convertible loan to Icolo Ltd., was deemed nil.

Fair-value hierarchy

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third-party information, such as broker quotes or pricing services, is used to measure fair values, then the Company assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. Significant valuation issues are reported to the Company’s Audit Committee.

When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair-value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1:	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3:	inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair-value of an asset or a liability fall into different levels of the fair-value hierarchy, then the fair-value measurement is categorized in its entirety at the same level of the fair-value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair-value hierarchy at the end of the reporting period during which the change has occurred.

The values of the instruments are:

	Carrying value	Fair value
	(€’000)
		Level 1	Level 2	Level 3
December 31, 2017
Senior secured notes 6.00% due 2020	(628,141)	(647,000)	—	—
2017 Senior Secured Revolving Facility	(99,904)	—	(99,904)	—
Finance leases	(51,127)	—	(54,282)	—
Mortgages	(53,640)	—	(53,640)	—
Other investments	3,693	—	3,693	—
Interest rate swap	(255)	—	(255)	—
Conversion option	0	—	—	0
December 31, 2016
Senior secured notes 6.00% due 2020	(629,327)	(657,000)	—	—
Finance leases	(51,718)	—	(55,625)	—
Mortgages	(54,412)	—	(54,412)	—
Other investments	1,942	—	1,942	—
Interest rate swap	(367)	—	(367)	—
Conversion option	0	—	—	0
December 31, 2015
Senior secured notes 6.00% due 2020	(475,503)	(502,000)	—	—
Finance leases	(34,582)	—	(41,012)	—
Mortgages	(44,073)	—	(44,073)	—
Interest rate swap	(321)	—	(321)	—

No changes in levels of hierarchy, or transfers between levels, occurred in the reporting period. Fair values were obtained from quoted market prices in active markets or, where no active market exists, by using valuation techniques. Valuation techniques include discounted cash flow models using inputs as market interest rates and cash flows.

The Level 3 financial asset represents the conversion option embedded in a USD 4.5 million convertible loan (mentioned in the hierarchy table as ‘Other investments’) provided by Interxion Participation 1 B.V, of which USD 4.0 million was disbursed as at December 31, 2017. Interxion has the option to convert the loan into equity on the maturity date or upon occurrence of an enforcement event. The value of the embedded conversion option was deemed nil as at 31 December 2017.

Capital management

The Board’s policy is to maintain a strong capital base to maintain investor, creditor and market confidence and to sustain future development of the business. The Board of Directors monitors the return on capital based on a ratio calculated as Total liabilities minus Cash and cash equivalents, divided by Shareholders ‘equity:

	2017	2016	2015
	(€’000)
Total liabilities	1,105,343	933,896	744,647
Less: cash	(38,484)	(115,893)	(53,686)
	1,066,859	818,003	690,961
Equity
Total equity	596,728	548,769	507,417
Ratio of Total liabilities minus Cash and cash equivalents, divided by Shareholders’equity:	1.79	1.49	1.36